CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 30, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Mar. 31, 2013 Predecessor [Member]	Jul. 10, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Proceeds from Contributions from Parent				$ 0
Cash flows from operating activities
Net loss	(151)	(9)	(27)	(1,860)	(643)	(1,158)	(4,326)	(2,890)
Adjustments to reconcile net loss to net cash provided by operating activities:
Asset impairments	75	0	0	0	0	0	102	78
Depreciation and amortization	1,297	0	0	2,934	1,492	3,245	6,543	4,858
Provision for losses on accounts receivable	153	0	0	261	83	194	561	559
Share-based and long-term incentive compensation expense	35	0	0	98	17	37	82	73
Deferred income tax expense	46	(1)	1	32	24	1,586	209	231
Equity in losses of unconsolidated investments, net	0	0	0	0	(202)	(482)	(1,114)	(1,730)
Gain on previously-held equity interests	0	0	0	0	0	(2,926)	0	0
Interest expense related to beneficial conversion feature on convertible bond	0	0	0	0	0	247	0	0
Gains from asset dispositions and exchanges	0	0	0	0	0	0	(29)	0
Contribution to pension plan	(10)	0	0	(7)	0	0	(108)	(136)
Spectrum hosting contract termination	0	0	0	0	0	0	(236)	0
Call Redemption Paid on Debt Premiums	0	0	0	(180)	0	0	0	0
Amortization and accretion of long-term debt premiums and discounts	(74)	0	0	(160)	14	9	4	(12)
Other changes in assets and liabilities:
Accounts and notes receivable	(232)	(11)	(6)	(558)	215	150	(892)	(729)
Inventories and other current assets	173	0	0	(391)	243	298	(486)	(238)
Accounts payable and other current liabilities	(490)	8	3	25	(734)	280	577	90
Non-current assets and liabilities, net	(340)	0	0	(379)	16	207	(11)	48
Other, net	40	11	29	124	11	20	(105)	29
Net cash provided by (used in) operating activities	522	(2)	0	(61)	940	2,671	2,999	3,691
Cash flows from investing activities
Capital expenditures	(1,488)	0	0	(3,847)	(1,381)	(3,140)	(4,261)	(3,130)
Expenditures relating to FCC licenses	(152)	0	0	(146)	(55)	(125)	(198)	(258)
Acquisitions, net of cash acquired	0	0	0	(14,112)	0	(4,039)	0	0
Licensee Reimbursed share of costs	0	0	0	0	0	0	0	135
Investment in Clearwire (including debt securities)	0	0	0	0	(80)	(308)	(228)	(331)
Investment and derivative in Sprint Communications, Inc.	0	0	(3,100)	0	0	0	0	0
Proceeds from sales and maturities of short-term investments	920	0	0	1,715	1,281	2,445	1,513	980
Purchases of short-term investments	(1,035)	0	0	(1,719)	(926)	(1,221)	(3,212)	(830)
Other, net	(1)	0	0	1	3	3	11	(9)
Net cash used in investing activities	(1,756)	0	(3,100)	(18,108)	(1,158)	(6,385)	(6,375)	(3,443)
Cash flows from financing activities
Proceeds from debt and financings	0	0	0	9,500	204	204	9,176	4,000
Repayments of debt and capital lease obligations	(159)	0	0	(3,378)	(59)	(362)	(4,791)	(3,906)
Debt financing costs	(1)	0	0	(147)	(10)	(11)	(134)	(86)
Proceeds from issuance of common stock and warrants, net	0	0	3,105	18,567	7	60	29	18
Other, net	0	0	0	(14)	0	0	0	0
Net cash provided by (used in) financing activities	(160)	0	3,105	24,528	142	(109)	4,280	26
Net increase (decrease) in cash and cash equivalents	(1,394)	(2)	5	6,359	(76)	(3,823)	904	274
Cash and cash equivalents, beginning of period	6,364	5	0	5	6,351	6,351	5,447	5,173
Cash and cash equivalents, end of period	$ 4,970	$ 3		$ 6,364	$ 6,275	$ 2,528	$ 6,351	$ 5,447